OPTIONS (Details 2)	6 Months Ended
Jun. 30, 2022 $ / shares
OPTIONS (Details)
Risk-free Annual Interest Rate	1.75%
Current Stock Price	$ 1.58
Expected Annualized Volatility	100.00%
Expected Life (years)	4 years 7 months 24 days
Expected Annual Dividend Yield	0.00%
Exercise Price	$ 1.62